Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

	As of December 31, 2020	As of December 31, 2019
Marketing suppliers	7,706	29,957
Unbilled suppliers	15,360	10,742
Other suppliers	9,095	18,974

	$32,161	$59,673